S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation $ / shares in Units, $ in Thousands	Jun. 30, 2025 USD ($) $ / shares shares
Sponsor [Member] | Founder Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	10,350,000
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.003
Sponsor [Member] | Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 600,000
Securities Issued or to be Issued, Shares | shares	300,000
Price Paid or to be Paid for Securities, Total Amount	$ 3,000,000
Sponsor, officers or directors, or our or their affiliates [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 1,500,000